SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2022
Computer equipment [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3-4 years
Depreciation method	Straight-line
Mining equipment [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5-15 years
Depreciation method	Straight-line
Vehicles [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4 years
Depreciation method	Straight-line
Buildings [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Life-of-mine
Depreciation method	Straight-line
Mine plant and related equipment [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Life-of-mine
Depreciation method	Units-of-production
Underground infrastructure [Member]
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Life-of-mine
Depreciation method	Straight-line